Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES

NOTE 11- LEASES:

The Company has lease contracts for motor vehicles used in its operations. Leases of motor vehicles have lease terms of 3 years.

The following is a summary of weighted average remaining lease terms and discount rate for all of the Company’s operating leases:

	December 31, 2021	December 31, 2020
weighted average remaining lease term (years)	2.42	1.71
weighted average discount rate	13%	13%

The components of lease expense and supplemental cash flow information related to leases for the year ended December 31, 2021 and 2020 were as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
Components of lease expense:
Operating lease cost	$55	$43

	Year ended December 31, 2021	Year ended December 31, 2020
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$55	$43

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$120	$29

Maturities of lease liabilities as of December 31, 2021 were as follows:

2022	$69
2023	$59
2024	$20
Total operating lease payments	$148
Less: imputed interest	$(24)
Present value of lease liability	$124